united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 10/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

Affinity World Leaders Equity ETF

WLDR

October 31, 2019

Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.RegentsParkFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

LETTER TO SHAREHOLDERS OF THE AFFINITY WORLD LEADERS (WLDR)
December 2019

Dear Shareholders:

The Affinity World Leaders Equity ETF (ticker: WLDR) returned 4.73% over the 12-month period spanning November 1, 2018 through October 31, 2019. Relative to the MSCI All World Index, sectors such as Information Technology, Health Care, and Capital Goods were the largest positive contributors to Fund performance, while sectors such as Energy, Retail, and Business Services were the largest detractors. Equity securities in countries such as the United States, the United Kingdom, and Italy contributed most to performance, while those in Japan, Hong Kong, and Netherlands detracted the most.

In a continuing theme we noted in our prior letter, the past 12 months have been marked by extreme shifts in sentiment and market volatility. The end of 2018 witnessed a downturn in sentiment and markets sold off (especially in December) primarily due to the following two reasons:

1.	Worries that the Federal Reserve’s path of monetary policy was on ‘auto-pilot’ - with 3 rate hikes in 2019 to be followed by at least 2 rate hikes in 2020

2.	Concern that trade disputes between the world’s two largest economies, the US and China, would escalate and devolve into a series of expanding tariffs and counter-tariffs

These concerns have largely been allayed in 2019. The Federal Reserve has cut interest rates thrice this year already. In addition, trade officials have signaled that negotiations between the US and China are progressing well. Expectations are high that the US and China will sign ‘phase one’ of a trade deal soon.

This turn in sentiment has contributed to a strong market rebound in 2019. We are in the midst of earnings season, and companies are reporting better-than-anticipated earnings. Gratifyingly for our shareholders, our focus on companies that trade inexpensively relative to peers, and that are displaying improvements in fundamentals, has been paying off well in recent weeks.

On behalf of the entire staff at Affinity we are indebted to our shareholders and thank you for your support. We look forward to the future and more to come!

Gregory R. Lai, CFA
CEO & Founder

4041 MacArthur Blvd, Suite 150 | Newport Beach CA 92660 | Tel 949 660-6373 | Fax 949 251-5666

www.affinityinvestment.com

8142-NLD-12/03/2019

Affinity World Leaders Equity ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures(*) for the periods ended October 31, 2019, compared to its benchmark:

		Since Inception ****
	1 Year Return	through October 31, 2019
Affinity World Leaders Equity ETF - NAV	4.73%	(3.21)%
Affinity World Leaders Equity ETF - Market Price	3.78%	(4.01)%
MSCI World Index **	12.69%	2.90%
Thomson Reuters Starmine Affinity World Leader Total Return Index ***	5.90%	(2.25)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.47% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement was made. Total returns would have been lower absent the advisor fee waiver. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 0.47% per the most recent prospectus.

**	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The Thomson Reuters Star Mine Affinity World Leader Total Return Index (“TRSAWL Index”) consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading January 16, 2018.

Comparison of the Change in Value of a $10,000 Investment

Affinity World Leaders Equity ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
October 31, 2019

Portfolio Composition as of October 31, 2019:

Geographic Region	Percentage of Net Assets
United States	60.6%
Europe	11.6%
Great Britain	11.2%
Japan	4.9%
Canada	2.5%
Sweden	1.6%
Norway	1.4%
Switzerland	1.3%
Ireland	0.9%
Denmark	0.7%
Other	3.3%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS
October 31, 2019

Shares		Fair Value
	COMMON STOCKS - 96.9%
	AUSTRALIA - 0.4%
4,970	Qantas Airways Ltd.	$21,948

	BERMUDA - 0.6%
141	Everest Re Group Ltd.	36,250

	CANADA - 2.5%
645	Air Canada *	23,016
2,154	Bausch Health Cos., Inc. *	53,655
143	Canadian Tire Corp Ltd.	15,448
318	George Weston Ltd.	25,513
4,850	Kinross Gold Corp. *	23,616
		141,248
	DENMARK - 0.7%
269	Carlsberg A/S	37,862

	EUROPE - 11.3%
515	ACS Actividades de Construccion y Servicios SA	20,908
439	Ageas	25,292
268	Airbus SE	38,397
155	Allianz SE	37,871
226	Atos SE	17,503
927	BNP Paribas SA	48,411
479	Bouygues SA	20,307
194	Eiffage SA	20,847
2,710	Enel SpA	20,983
996	Engie SA *	16,662
1,175	Koninklijke Ahold Delhaize NV	29,266
7,310	Koninklijke KPN NV	22,672
481	Koninklijke Phillips NV	21,073
3,540	Mediobanca Banca di Credito Finanziario SpA	42,061
786	OMV AG	45,880
1,130	Peugeot SA	28,618
1,124	Prysmian SpA	25,970
2,805	Repsol SA	46,002
487	RWE AG	14,849
8,555	Snam SpA	43,904
177	Solvay SA	19,253
1,786	International Consolidated Airlines Group SA	24,504
559	Veolia Environment SA	14,699
		645,932
	GREAT BRITAIN - 11.2%
3,049	3i Group PLC	44,504
1,065	Anglo American PLC	27,309
3,925	BAE Systems PLC	29,265
3,445	Barratt Developments PLC	28,138
510	Berkeley Group Holdings PLC	29,044
1,410	British American Tobacco PLC	49,299
10,261	BT Group PLC	27,180
726	Coca-Cola European Partners PLC	38,848
2,750	GlaxoSmithKline PLC	62,936
1,780	Imperial Brands PLC	38,981
414	InterContinental Hotels Group PLC	24,964

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	COMMON STOCKS - 96.9% (Continued)
	GREAT BRITAIN - 11.2% (Continued)
12,840	Legal & General Group PLC	$43,814
197	Next PLC	16,779
985	Persimmon PLC	29,022
805	Smith & Nephew PLC	17,214
13,673	Taylor Wimpey PLC	29,282
2,078	TechnipFMC PLC	40,998
9,989	Tesco PLC	30,401
14,712	Vodafone Group PLC	29,965
		637,943
	HONG KONG - 0.6%
2,432	CK Asset Holdings Ltd.	16,973
3,000	Henderson Land Development Co. Ltd.	15,024
		31,997
	IRELAND - 0.9%
893	AerCap Holdings NV *	51,687

	JAPAN - 4.9%
1,600	Dai-ichi Life Holdings, Inc.	26,426
200	Fujitsu Ltd.	17,799
781	Hitachi Ltd.	29,396
1,145	ITOCHU Corp.	24,053
636	Mitsubishi Heavy Industries Ltd.	25,898
800	MS&AD Insurance Group Holdings, Inc.	25,967
200	Shin-Etsu Chemical Co. Ltd.	22,497
500	Sony Corp.	30,642
1,000	Subaru Corp.	28,889
1,326	Sumitomo Mitsui Financial Group, Inc.	47,592
		279,159
	NORWAY - 1.4%
2,350	DNB ASA	42,771
1,200	Telenor ASA	22,500
440	Yara International ASA	17,152
		82,423
	SINGAPORE - 0.2%
5,400	CapitaLand Ltd.	14,284

	SWEDEN - 1.6%
887	Boliden AB	23,905
4,328	Skandinaviska Enskilda Banken AB	41,563
3,036	Telefonaktiebolaget LM Ericsson	26,584
		92,052

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	COMMON STOCKS - 96.9% (Continued)
	SWITZERLAND - 1.3%
247	Roche Holding AG	$74,294

	UNITED STATES - 59.3%
839	AbbVie, Inc.	66,742
1,141	AES Corp.	19,454
454	Akamai Technologies, Inc. *	39,271
304	Alaska Air Group, Inc.	21,107
361	Allstate Corp.	38,418
1,570	Ally Financial, Inc.	48,089
2,330	Altice USA, Inc. *	72,114
359	Ameriprise Financial, Inc.	54,170
513	AmerisourceBergen Corp.	43,800
204	Anthem, Inc.	54,892
562	Arconic, Inc.	15,438
50	AutoZone, Inc. *	57,219
2,272	AXA Equitable Holdings, Inc.	49,075
768	Best Buy Co., Inc.	55,165
234	Biogen, Inc. *	69,898
568	Booz Allen Hamilton Holding Corp.	39,970
1,156	Bristol-Meyers Squibb Co.	66,320
596	Capital One Financial Corp.	55,577
756	Cardinal Health, Inc.	37,384
499	CBRE Group, Inc. *	26,721
335	CDW Corp.	42,850
959	Centene Corp. *	50,904
674	CenterPoint Energy, Inc.	19,593
5,614	CenturyLink, Inc.	72,645
304	CF Industries Holdings, Inc.	13,786
34	Chipolte Mexican Grill, Inc. *	26,457
816	CVS Health Corp.	54,174
245	Darden Restaurants, Inc.	27,506
439	Delta Air Lines, Inc.	24,180
650	Discover Financial Services	52,169
438	Dover Corp.	45,504
1,417	DXC Technology Co.	39,208
206	Eastman Chemical Co.	15,664
489	Exelon Corp.	22,245
254	Fiserv, Inc. *	26,960
183	FMC Corp.	16,745
483	Garmin Ltd.	45,281
731	General Motors Co.	27,164
625	Hartford Financial Services Group, Inc.	35,675
374	HCA Healthcare, Inc.	49,944
4,460	Hewlett Packard Enterprise Co.	73,189
900	HollyFrontier Corp.	49,446
396	International Business Machines Corp.	52,957

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	COMMON STOCKS - 96.9% (Continued)
	UNITED STATES - 59.3% (Continued)
412	Jazz Pharmaceuticals PLC *	$51,760
174	Jones Lang LaSalle, Inc.	25,494
442	Keysight Technologies, Inc. *	44,602
295	Kimberly-Clark Corp.	39,200
425	KLA Corp.	71,842
1,023	Kohl’s Corp.	52,439
489	Leidos Holdings, Inc.	42,166
141	Lockheed Martin Corp.	53,112
187	LyondellBasell Industries NV	16,774
275	McKesson Corp.	36,575
1,583	Micron Technology, Inc. *	75,272
1,333	Microsoft Corp.	191,112
3,195	Nielsen Holdings PLC	64,411
539	Norwegian Cruise Line Holdings Ltd. *	27,360
466	NRG Energy, Inc.	18,696
1,287	Occidental Petroleum Corp.	52,124
421	OGE Energy Corp.	18,128
1,500	Old Republic International Corp.	33,510
622	PACCAR, Inc.	47,309
727	Phillip Morris International, Inc.	59,207
620	PPL Corp.	20,764
584	PulteGroup, Inc.	22,916
144	Reliance Steel & Alumnium Co.	16,710
1,229	Seagate Technology PLC	71,319
525	Target Corp.	56,128
511	Tyson Foods, Inc.	42,306
247	United Airlines Holdings, Inc. *	22,437
174	United Rentals, Inc. *	23,241
1,661	Verizon Communications, Inc.	100,441
2,900	Viacom, Inc.	62,524
860	Western Union Co.	21,552
136	Whirlpool Corp.	20,688
2,232	Xerox Holdings Corp.	75,732
		3,392,921
	TOTAL COMMON STOCKS (Cost $5,461,523)	5,540,000

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.6%
	EUROPE - 0.3%
402	Klepierre SA	$14,975

	UNITED STATES - 1.3%
705	Healthpeak Properties, Inc.	26,522
298	Lamar Advertising Co.	23,843
1,255	Medical Properties Trust, Inc.	26,016
		76,381
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $87,339)	91,356

	TOTAL INVESTMENTS - 98.5% (Cost $5,548,862)	$5,631,356
	OTHER ASSETS LESS LIABILITIES - 1.5%	87,560
	NET ASSETS - 100.0%	$5,718,916

PLC - Public Limited Company

*	Non-income producing security.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019

ASSETS
Investment securities:
At cost	$5,548,862
At fair value	$5,631,356
Cash	48,159
Dividends receivable	16,788
Receivable due from Advisor, net (a)	47,808
Prepaid expenses and other assets	4,406
TOTAL ASSETS	5,748,517

LIABILITIES
Trustee fees payable	6,138
Payable to related parties	5,452
Accrued expenses and other liabilities	18,011
TOTAL LIABILITIES	29,601
NET ASSETS	$5,718,916

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$6,160,968
Accumulated Losses	(442,052)
NET ASSETS	$5,718,916

Net Asset Value Per Share:
Shares:
Net Assets	$5,718,916
Shares of beneficial interest outstanding (b)	250,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.88

(a)	See footnote 4.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2019

INVESTMENT INCOME
Dividends (net of $8,597 in foreign dividend tax withheld)	$157,523
TOTAL INVESTMENT INCOME	157,523

EXPENSES
Investment advisory fees	23,722
Administrative services fees	49,725
Custodian fees	42,339
Professional fees	40,998
Printing and postage expenses	15,437
Transfer agent fees	12,826
Trustees’ fees and expenses	12,275
Compliance officer fees	12,178
Insurance expense	309
Other expenses	6,423
TOTAL EXPENSES	216,232

Less: Fees waived and expenses reimbursed by the Advisor	(192,500)
NET EXPENSES	23,732

NET INVESTMENT INCOME	133,791

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized loss from investments and foreign currency transactions	(341,172)
Net increase from payment by affiliate	8,623
Net change in unrealized appreciation on investments and foreign currency transactions	510,715
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	178,166

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$311,957

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	October 31, 2019	October 31, 2018 *
FROM OPERATIONS
Net investment income	$133,791	$100,850
Net realized loss from investments and foreign currency transactions	(341,172)	(323,716)
Net increase from payment by affiliate	8,623	—
Net change in unrealized appreciation/(depreciation) on investments	510,715	(428,137)
Net increase/(decrease) in net assets resulting from operations	311,957	(651,003)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(125,040)	(74,075)
Net decrease in net assets from distributions to shareholders	(125,040)	(74,075)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,065,507	7,420,568
Payments for shares redeemed	(1,128,924)	(1,100,074)
Net increase (decrease) in net assets from shares of beneficial interest	(63,417)	6,320,494

TOTAL INCREASE IN NET ASSETS	123,500	5,595,416

NET ASSETS
Beginning of Period	5,595,416	—
End of Period	$5,718,916	$5,595,416

SHARE ACTIVITY
Shares Sold	50,000	300,000
Shares Redeemed	(50,000)	(50,000)
Net increase from share activity	—	250,000

*	The Affinity World Leaders Equity ETF commenced operations on January 16, 2018.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	For the		For the
	Year Ended		Period Ended
	October 31, 2019		October 31, 2018 (a)

Net asset value, beginning of period	$22.38		$25.00
Activity from investment operations:
Net investment income (h)	0.58		0.47
Net realized and unrealized gain (loss) on investments	0.44		(2.74)
Total gain (loss) from investment operations	1.02		(2.27)
Less distributions from:
Net investment income	(0.52)		(0.35)
Total distributions	(0.52)		(0.35)
Net asset value, end of period	$22.88		$22.38
Market price, end of period	$22.81		$22.52
Total return (b,c)	4.73	% (j)	(9.92	)% (d,e)
Market price total return (b,c)	3.78%		(10.43	)% (d,e)
Net assets, end of period (000s)	$5,719		$5,595
Ratio of gross expenses to average net assets (i)	4.29%		4.66	% (f)
Ratio of net expenses to average net assets	0.47%		0.47	% (f)
Ratio of net investment income to average net assets (g)	2.65%		2.47	% (f)
Portfolio Turnover Rate	116%		135	% (d)

(a)	The Affinity World Leades Equity ETF commenced operations on January 16, 2018.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Advisor not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on January 16, 2018 through October 31, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on January 16, 2018 through October 31, 2018 was (9.92)%.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(i)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)	During the year ended October 31, 2019, 0.17% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.56%.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2019

(1)	ORGANIZATION

The Affinity World Leaders Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Index (the “TRSAWL Index” or the “Index”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,540,000	$—	$—	$5,540,000
Real Estate Investment Trusts	91,356	—	—	91,356
Total	$5,631,356	$—	$—	$5,631,356

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended October 31, 2018 or expected to be taken in the Fund’s October 31, 2019 year-end tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended October 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $5,751,352 and $4,658,349 respectively, for the Fund. For the year ended October 31, 2019, cost of purchases and proceeds from sales for in-kind transactions, amounted to $0 and $1,116,567 respectively, for the Fund.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

rate of 0.47% of its average daily net assets. For the year ended October 31, 2019, the Adviser earned $23,722 in investment management fees. As of October 31, 2019, the amount due from the Advisor totaled $47,808, which has been paid.

The Adviser has engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Affinity”) to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.47% of average daily net assets. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in offset at the time the reimbursement was made. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders. The Adviser and the Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly.

For the fiscal year ended October 31, 2019, the Adviser waived fees and reimbursed expenses of the Fund in the amount of $192,500. The Adviser can recoup waived and reimbursed expenses of $171,356 until October 31, 2021 and $192,500 until October 31, 2022, pursuant to the Agreement. For the fiscal year ended October 31, 2019, the Advisor did not recoup any fees that had been reimbursed in previous years. Due to a trade error, the Advisor reimbursed the Fund $8,623.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

(6)	PRINCIPLE INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, cybersecurity risk, equity risk, ETF structure risk, fluctuation of NAV risk, foreign (non – U.S.) investments risk, gap risk, geographic and sector risk, index tracking error risk, industry concentration risk, management risk, market capitalization risk, and market risk.

Equity Risk: Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issues change.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Foreign Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may experience losses.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Index Tracking Error Risk: As with all index funds, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. In addition, the Fund may not be fully invested in the securities of the TRSAWL Index at all times or may hold securities not included in the Index.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,556,984 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Gross unrealized appreciation	$289,781
Gross unrealized depreciation	(215,409)
Net unrealized appreciation	$74,372

The tax character of fund distributions paid for the periods ended October 31, 2019 and October 31, 2018:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$125,040	$74,075
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$125,040	$74,075

As of October 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$46,747	$—	$—	$(563,255)	$—	$74,456	$(442,052)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for passive foreign investment companies.

The unrealized appreciation in the table above includes unrealized foreign currency gains of $84.

At October 31, 2019, the Fund had capital loss carryforwards (“CLCF”) for federal income tax purposes available to offset futures capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$437,813	$125,442	$563,255	$—

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2019 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(35,756)	$35,756

(8)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

and the Shareholders of Affinity World Leaders Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Affinity World Leaders Equity ETF (the Fund) as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 16, 2018 (commencement of operations) through October 31, 2018, including the related notes, and the financial highlights for the year then ended and period from January 16, 2018 (commencement of operations) through October 31, 2018 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Regents Park Funds, LLC (and affiliated advisers) advised investment companies since 2013.

Denver, Colorado

December 27, 2019

Affinity World Leaders ETF
EXPENSE EXAMPLES (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from May 1, 2019 to October 31, 2019 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	5/1/19	10/31/19	5/1/19-10/31/19*	5/1/19-10/31/19
	$1,000.00	$1,009.40	$2.38	0.47%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	5/1/19	10/31/19	5/1/19-10/31/19*	5/1/19-10/31/19
	$1,000.00	$1,022.83	$2.40	0.47%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	4	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014-2017); Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	4	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	4	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	4	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2019.

**	As of October 31, 2019, the Trust was comprised of 22 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for the Anfield Universal Fixed Income Fund, which is advised by Anfield Capital Management, LLC, an affiliate of the Fund’s Adviser, and the Anfield Capital Diversified Alternatives ETF and Anfield Universal Fixed Income ETF, each of which is also advised by the Fund’s Adviser.

10/31/19 – Two Roads v2

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 -present)	N/A	N/A

*	Information is as of October 31, 2019.

**	As of October 31, 2019, the Trust was comprised of 22 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for the Anfield Universal Fixed Income Fund, which is advised by Anfield Capital Management, LLC, an affiliate of the Fund’s Adviser, and the Anfield Capital Diversified Alternatives ETF and Anfield Universal Fixed Income ETF, each of which is also advised by the Fund’s Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866 -4848.

10/31/19 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –	YES	NO
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Trust Series	2019	2018
Affinity World Leaders Equity ETF	$15,500	$15,000

(b)	Audit-Related Fees – None
(c)	Tax Fees

Trust Series	2019	2018
Affinity World Leaders Equity ETF	$3,250	$3,000

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: January 7, 2020